Investor Aand Institutional [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Investor A, Institutional | BlackRock Sustainable Advantage Emerging Markets Equity Fund | Investor A
Prospectus [Line Items]
Annual Return [Percent]	7.10%	7.98%	(22.10%)	(2.94%)